SHARE-BASED PAYMENTS (Details Narrative) R$ / shares in Units, shares in Thousands, Pure in Thousands, R$ in Millions	12 Months Ended
	Dec. 31, 2023 BRL (R$) shares R$ / shares	Dec. 31, 2022 BRL (R$) shares R$ / shares	Dec. 31, 2021 BRL (R$) shares R$ / shares
IfrsStatementLineItems [Line Items]
Weighted average remaining contractual life of outstanding share options (Year)	3 years 7 months 6 days	4 years 3 months 14 days	6 years 8 months 12 days
Number of share options outstanding in share-based payment arrangement at end of period | shares	87,961	99,717	113,760
Number of share options vested in share-based payment arrangement | shares	68,635	63,850	59,250
Expense from share-based payment transactions with employees	R$ 333.4	R$ 311.6	R$ 391.5
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise prices of the outstanding options | R$ / shares	R$ 15.95	R$ 15.95	R$ 15.95
Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise prices of the outstanding options | R$ / shares	R$ 32.81	R$ 39.04	R$ 45.97
Restricted Shares [Member]
IfrsStatementLineItems [Line Items]
Restricted shares granted	33,686	49,328	20,629
Fair value, granted	R$ 463.5	R$ 766.6	R$ 325.7
Deferred Stock Units Of Grant One [Member]
IfrsStatementLineItems [Line Items]
Fair value, granted	R$ 0.6	R$ 0.6	R$ 1.7
Deferred shares	47	44	110